Share capital - Additional Information (Detail) - $ / shares	Jun. 30, 2022	Mar. 31, 2022
Disclosure Of Class Of Share Capital Subscribed And Paid Up Capital [Line Items]
Number Of Shares Authorized Share Capital	555,000,000	555,000,000
Authorised shares par value		$ 0.0001
Class A Ordinary Shares [Member]
Disclosure Of Class Of Share Capital Subscribed And Paid Up Capital [Line Items]
Number Of Shares Authorized Share Capital		500,000,000
Authorised shares par value	$ 0.0001
Preference shares [member]
Disclosure Of Class Of Share Capital Subscribed And Paid Up Capital [Line Items]
Number Of Shares Authorized Share Capital	55,000,000	55,000,000
Authorised shares par value		$ 0.0001